Goodwill and Intangible Assets (FY)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Note 7. Goodwill and Intangible Assets

Goodwill and intangible assets

Past business combinations have created $42,873,689 in goodwill for the Company.

Finite lived intangible assets of the Company represent a core deposit premium recorded upon the purchase of certain assets and liabilities from other financial institutions. The Company reviews the carrying value of this intangible on an annual basis and on an interim basis if certain events or circumstances indicate that an impairment loss may have been incurred. Management has determined that no impairment has occurred on this asset.

The following table presents information about our core deposit premium intangible asset at December 31 (in thousands):

	2017		2016
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible asset:
Core deposit intangible	$8,589	$626	$2,750	$280

The following table presents information about aggregate amortization expense for 2017 and 2016 and for the succeeding fiscal years as follows (in thousands):

	2017	2016
Aggregate amortization expense of core deposit premium intangible	$346	$305

Estimated aggregate amortization expense of the core deposit premium intangible for the year ending December 31 (in thousands):

2018	$772
2019	772
2020	717
2021	670
2022	670
Thereafter	4,362
Total	$7,963